12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-02 | Fidelity Flex Conservative Income Municipal Bond Fund
Fund Summary Fund: Fidelity Flex℠ Conservative Income Municipal Bond Fund
Investment Objective
The fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Flex Conservative Income Municipal Bond Fund}	12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-02 Fidelity Flex Conservative Income Municipal Bond Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Flex Conservative Income Municipal Bond Fund}	12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-02 Fidelity Flex Conservative Income Municipal Bond Fund Fidelity Flex Conservative Income Municipal Bond Fund
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none	[2]
[1]	Based on estimated amounts for the current fiscal year.
[2]	The fund is available only to certain fee-based accounts offered by Fidelity. Managed account clients, retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Flex Conservative Income Municipal Bond Fund}	12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-02 Fidelity Flex Conservative Income Municipal Bond Fund Fidelity Flex Conservative Income Municipal Bond Fund USD ($)
1 year	none
3 years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from October 12, 2017 to December 31, 2017, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of its assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities whose interest is exempt from federal income tax.
  Investing up to 10% of assets in lower quality investment-grade securities.
  Managing the fund to have similar overall interest rate risk to the 50% Bloomberg Barclays Municipal Bond 1 Year (1-2 Y) Index / 50% iMoneyNet℠ All Tax-Free National Retail Money Market Funds Average.
  Normally maintaining a dollar-weighted average maturity of one year or less.
  Normally investing in securities with a maximum maturity of four years.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.